Securities - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2026	Apr. 30, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Disclosure of financial assets [line items]
Fair value of equity securities designated at FVOCI that were disposed	$ 0	$ 0	$ 0	$ 0	$ 0
Net realized cumulative after-tax gains (Losses) reclassifed from AOCI to retained earnings	1	(3)	2	(0)	2
Dividend income recognized on equity securities	0	1	1	1	3
Dividend income recognized on equity securities designated at FVOCI that were disposed	$ 0	$ 0	$ 0	$ 0	$ 0